Revenue Recognition - Schedule of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 1,793	$ 1,450	$ 4,157	$ 800
Transferred at Point in Time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	1,157	1,092	2,607	431
Transferred over Time [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	636	358	1,550	369
Fixed-Price [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	1,393	1,405	3,699	645
Cost-Reimbursable [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Revenue	$ 400	$ 45	$ 458	$ 155